ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of significant subsidiaries and its consolidated VIEs

	Date of	Place of
	Incorporation	Incorporation
Subsidiaries
HK Qirui International Technology Company Limited (“HK Qirui”)	June 14, 2018	Hong Kong
Shanghai Qiyue Information & Technology Co., Ltd. (“Qiyue”)	August 7, 2018	PRC
Shanghai Qidi Information Technology Co., Ltd. (“Qidi”)	June 27, 2019	PRC
Beihai Qicheng Information & Technology Co., Ltd. (“Qicheng”)	August 6, 2019	PRC
VIEs
Shanghai Qiyu Information & Technology Co., Ltd. (“Qiyu”)	July 25, 2016	PRC
Fuzhou 360 Online Microcredit Co., Ltd. (“Fuzhou Microcredit”)	March 30, 2017	PRC
Fuzhou 360 Financing Guarantee Co., Ltd. (“Fuzhou Guarantee”)	June 29, 2018	PRC
Shanghai 360 Financing Guarantee Co., Ltd. (“Shanghai Guarantee”)	May 20, 2019	PRC

Schedule of financial information of VIEs

	December 31,	December 31,
	2019	2020
	RMB	RMB
ASSETS
Cash and cash equivalents	1,829,395	3,709,740
Restricted cash	1,373,623	2,006,874
Funds receivable from third party payment service providers	118,860	131,464
Accounts receivable and contract assets, net	2,113,831	2,316,357
Financial assets receivable, net	1,764,738	3,480,605
Security deposit prepaid to third-party guarantee companies	932,983	915,144
Amounts due from related parties	478,767	178,791
Loans receivable, net	139,144	1,018,124
Prepaid expenses and other assets	507,907	202,070
Property and equipment, net	16,773	15,370
Intangible assets	1,933	1,802
Deferred tax assets	704,589	1,353,420
Accounts receivable and contract assets, net-non current	19,508	307,937
Financial assets receivable, net-non current	59,270	645,326
Loans receivable, net-non current	—	50,528
Other non-current assets	55,362	31,539
Total Assets	10,116,683	16,365,091

LIABILITIES
Short term loans	200,000	105,238
Guarantee liabilities	2,840,941	7,724,841
Accrued expenses and other current liabilities	680,987	771,562
Income tax payable	1,037,964	1,151,275
Other tax payable	206,291	215,906
Amounts due to related parties	55,622	71,562
Deferred tax liabilities	—	37,843
Other long-term liabilities	31,184	6,806
Total liabilities	5,052,989	10,085,033

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Net revenue	4,375,412	7,318,362	11,062,032
Net income	1,247,147	1,707,839	2,541,386

	Year ended	Year ended	Year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Net cash provided by operating activities	303,626	2,010,741	3,715,112
Net cash (used in) provided by investing activities	(199,576)	134,286	(1,012,415)
Net cash (used in) provided by financing activities	(543,052)	198,242	(94,762)